INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
INTANGIBLE ASSETS

9.INTANGIBLE ASSETS

In 2019, the Company and Hydro-Quebec (“HQ”) signed a license agreement by which the Company is allowed to use HQ’s patented technologies for the micronization, spheronization, purification, and coating to serve the lithium-ion battery market. The Company paid US $2 million (CAD $2,562) for the use of the patents which have different expiry dates between October 24, 2021, to June 7, 2028. The license was capitalized as an intangible asset and will be amortized over the life of the underlying patents.

	Licenses	Total
	$	$
COST
Balance as at January 1, 2022	1,604	1,604
Write-off of assets	(384)	(384)
Balance as at December 31, 2022	1,220	1,220
ACCUMULATED DEPRECIATION
Balance as at January 1, 2022	1,123	1,123
Amortization	299	299
Write-off of assets	(384)	(384)
Balance as at December 31, 2022	1,038	1,038
Net book value as at December 31, 2022	182	182

	Software	Licenses	Total
	$	$	$
COST
Balance as at January 1, 2021	16	2,562	2,578
Write-off of assets	(16)	(958)	(974)
Balance as at December 31, 2021	—	1,604	1,604
ACCUMULATED DEPRECIATION
Balance as at January 1, 2021	16	1,643	1,659
Amortization	—	438	438
Write-off of assets	(16)	(958)	(974)
Balance as at December 31, 2021	—	1,123	1,123
Net book value as at December 31, 2021	—	481	481